UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22077

Prospector Funds, Inc.
(Exact name of registrant as specified in charter)

370 Church Street
Guilford, CT 06437
(Address of principal executive offices) (Zip code)

Peter N. Perugini, Jr.
Prospector Partners Asset Management, LLC
370 Church Street
Guilford, CT 06437
(Name and address of agent for service)

(203) 458-1500
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2009

Date of reporting period:  September 30, 2009

Item 1. Schedule of Investments.

Schedule of Investments September 30, 2009 (unaudited)

Prospector Capital Appreciation Fund

DESCRIPTION	SHARES	VALUE
COMMON STOCKS - 69.2%
Banks - 0.5%
Charter Financial	7,100	$85,626
Investors Bancorp*	1,000	10,610
Rockville Financial	1,400	15,050
Waterstone Financial*	6,400	32,384
		143,670
Chemicals - 5.3%
Cabot	4,700	108,617
Chemtura	49,700	46,221
E.I. Du Pont de Nemours	29,400	944,916
Huntsman	18,400	167,624
International Flavors & Fragrances	3,400	128,962
		1,396,340
Consumer Discretionary - 4.8%
Comcast, Class A	5,900	94,872
Fortune Brands	5,700	244,986
H&R Block	16,100	295,918
Meredith	16,300	488,022
New York Times, Class A	9,900	80,388
Walt Disney	2,200	60,412
		1,264,598
Consumer Staples - 5.5%
Campbell Soup	4,200	137,004
Coca-Cola	2,700	144,990
Coca-Cola Enterprises	11,600	248,356
General Mills	1,300	83,694
Sara Lee	1,600	17,824
SUPERVALU	5,600	84,336
Tootsie Roll Industries	17,307	411,560
Viterra*	8,300	82,795
Walgreen	6,800	254,796
		1,465,355
Energy - 11.8%
Cimarex Energy	11,400	493,848
Clayton Williams Energy*	8,300	249,996
El Paso	10,200	105,264
Encore Acquisition*	1,800	67,320
Hess	4,100	219,186
Marathon Oil	10,600	338,140
McMoRan Exploration*	21,800	164,590
Nexen	42,700	963,739
OPTI - Canada*	56,800	114,061
Repsol YPF - ADR	11,300	306,908
San Juan Basin Royalty Trust	4,900	88,494
		3,111,546
Healthcare - 1.4%
Pfizer	21,600	357,480

Industrials - 0.9%
Sauer-Danfoss	4,200	32,214
Tyco International	5,600	193,088
		225,302

Information Technology - 4.4%
Automatic Data Processing	16,300	640,590
Hewlett-Packard	4,100	193,561
Xerox	43,700	338,238
		1,172,389
Insurance - 8.1%
Arch Capital Group*	2,500	168,850
Arthur J. Gallagher	3,800	92,606
Berkshire Hathaway, Class B*	149	495,127
Donegal Group, Class A	3,300	50,952
Loews	15,300	524,025
Max Capital Group	12,500	267,125
Mercer Insurance Group	2,800	50,596
Platinum Underwriters Holdings	5,300	189,952
State Auto Financial	17,000	304,810
		2,144,043
Metals & Mining - 9.4%
AngloGold Ashanti - ADR	3,300	134,508
Barrick Gold	21,500	814,850
Gold Fields - ADR	51,500	709,670
Horsehead Holding*	12,400	145,328
Newmont Mining	13,500	594,270
Northgate Minerals*	27,000	72,360
RTI International Metals*	1,000	24,910
		2,495,896
Paper & Forest Products - 3.2%
Domtar*	10,250	361,005
Graphic Packaging*	26,500	61,215
MeadWestvaco	11,600	258,796
Neenah Paper	14,300	168,311
		849,327
Real Estate - 3.3%
Forestar Group*	14,700	252,546
Post Properties	33,700	606,600
Thomas Properties Group	9,200	26,588
		885,734

Utilities - 10.6%
Allegheny Energy	7,100	188,292
Calpine*	54,188	624,246
Calpine - Escrow Shares*	1,075,000	64,500
El Paso Electric*	3,500	61,845
Mirant*	61,700	1,013,731
NV Energy	36,000	417,240
Unisource Energy	14,400	442,800
		2,812,654
Total Common Stocks
(Cost $20,698,578)		$18,324,334

CONVERTIBLE CORPORATE BONDS - 24.9%	PAR
Amgen
0.125%, 02/01/2011	$550,000	$548,625
Anixter International
1.000%, 02/15/2013	375,000	336,094
Archer Daniels
0.875%, 02/15/2014	275,000	268,812
Carnival
2.000%, 04/15/2021	125,000	132,812
0.500%, 04/29/2033 (a)	125,000	82,813
Century Aluminum
1.750%, 08/01/2024	200,000	180,750
Charles River Laboratories International
2.250%, 06/15/2013	75,000	74,156
CMS Energy
2.875%, 12/01/2024	975,000	1,081,031
5.500%, 06/15/2029	100,000	114,375
Conseco
3.500%, 09/30/2035	250,000	230,000
Dominion Resources, Series C
2.125%, 12/15/2023	125,000	137,656
Eastman Kodak
3.375%, 10/15/2033	625,000	625,000
EMC
1.750%, 12/01/2011	175,000	211,313
ERP Operating
3.850%, 08/15/2026	400,000	396,264
Kinross Gold
1.750%, 03/15/2028	25,000	26,906
1.750%, 03/15/2028 (b)	175,000	188,344
Medtronic
1.500%, 04/15/2011	425,000	422,875
Millipore
3.750%, 06/01/2026	525,000	546,000
Newmont Mining
1.250%, 07/15/2014	150,000	178,500
NovaGold Resources
5.500%, 05/01/2015	50,000	37,563
Smithfield Foods
4.000%, 06/30/2013	100,000	92,250
TimberWest Forest
9.000%, 02/11/2014	20,200	24,527
UAL
5.000%, 02/01/2021	225,000	180,000
Unisource Energy
4.500%, 03/01/2035	425,000	408,000
USEC
3.000%, 10/01/2014	100,000	69,250
Total Convertible Corporate Bonds
(Cost $6,102,219)		$6,593,916

STAPLED UNIT - 0.6%	SHARES
Paper & Forest Products - 0.6%
TimberWest Forest*
(Cost $413,418)	46,800	$164,793

CORPORATE BOND - 0.4%	PAR
Neenah Paper
7.375%, 11/15/2014
(Cost $59,492)	$125,000	$98,438

WARRANT - 0.3%	SHARES
Utilities - 0.3%
Mirant*
(Cost $199,579)	47,700	$92,061

CONVERTIBLE PREFERRED STOCK - 0.3%
Energy - 0.3%
El Paso Energy Capital Trust
(Cost $60,343)	2,000	$66,860

SHORT-TERM INVESTMENT - 4.2%
AIM Short-Term Treasury Portfolio, 0.060%
(Cost $1,117,495)	1,117,495	$1,117,495

Total Investments - 99.9%
(Cost $28,651,124)		$26,457,897
Other Assets and Liabilities, Net - 0.1%		$34,589
Total Net Assets - 100.0%		$26,492,486

* Non-income producing security.

(a) Variable rate security at September 30, 2009.
(b) Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." As of September 30, 2009, the value of these investments was $188,344 or 0.7% of total net assets.

ADR - American Depository Receipt

Summary of Fair Value Exposure

FASB Accounting Standards Codification Topic 820 ("FASB ASC 820"), Fair Value Measurements and Disclosure, requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique.  FASB ASC 820 establishes a three-tier hierarchy for inputs in measuring fair value.  Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The valuation levels are not necessarily an indication of the risk associated with investing in these securities.

As of September 30, 2009, the fund's investments were classified as follows:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$1,296,812	$-	$-	$1,296,812
Consumer Staples	1,465,355	-	-	1,465,355
Energy	3,178,406	-	-	3,178,406
Financials	3,173,447	-	-	3,173,447
Healthcare	357,480	-	-	357,480
Industrials	193,088	-	-	193,088
Information Technology	1,172,389	-	-	1,172,389
Materials	4,906,356	-	-	4,906,356
Utilities	2,840,215	-	64,500	2,904,715
Total Equity	18,583,548	-	64,500	18,648,048

Fixed Income
Convertible Bonds	-	6,593,916	-	6,593,916
Corporate Bonds	-	98,438	-	98,438
Total Fixed Income	-	6,692,354	-	6,692,354

Short-Term Investments	1,117,495	-	-	1,117,495

Total Investments	$19,701,043	$6,692,354	$64,500	$26,457,897

Other Financial Instruments*	$-	$-	$-	$-

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument (none held as of September 30, 2009).

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

		Equity-Utilities
Balance as of 12/31/2008		$31,000
Accrued discounts/ premiums		-
Realized gain (loss)		-
Change in net unrealized appreciation (depreciation)		23,000
Net purchases (sales)		10,500
Transfers in and/or out of Level 3		-
Balance as of 09/30/2009		$64,500

Schedule of Investments September 30, 2009 (unaudited)

Prospector Opportunity Fund

DESCRIPTION	SHARES	VALUE
COMMON STOCKS - 86.3%
Banks - 4.9%
Abington Bancorp	6,500	$50,310
AJS Bancorp	2,000	30,000
Brooklyn Federal Bancorp	6,000	73,200
Chicopee Bancorp*	9,900	130,779
Dime Community Bancshares	4,400	50,292
First Horizon National*	6,811	90,104
Fox Chase Bancorp*	11,600	116,232
Northern Trust	1,000	58,160
Ocean Shore Holding	5,200	37,543
Oritani Financial	10,400	141,856
Roma Financial	6,804	84,574
State Bancorp	3,800	32,110
Territorial Bancorp*	7,900	123,872
United Financial Bancorp	3,100	35,898
Westfield Financial	4,200	35,574
		1,090,504
Consumer Discretionary - 3.8%
AFC Enterprises*	4,500	37,890
Brinker International	6,900	108,537
H&R Block	6,200	113,956
NVR*	690	439,785
Yum! Brands	4,500	151,920
		852,088
Consumer Staples - 8.4%
Alberto-Culver	13,100	362,608
Church & Dwight	7,450	422,713
Clorox	6,800	399,976
General Mills	4,300	276,834
H.J. Heinz	7,800	310,050
Viterra*	10,600	105,738
		1,877,919
Diversified Financial Services - 7.0%
CME Group	120	36,983
Cowen Group*	10,523	74,924
Fifth Street Finance	600	6,558
Franklin Resources	6,600	663,960
Invesco	5,400	122,904
Leucadia National*	17,900	442,488
PICO Holdings*	6,400	213,440
		1,561,257
Energy - 10.3%
Cimarex Energy	8,600	372,552
Hess	8,900	475,794
Hugoton Royalty Trust	27,200	487,152
Murphy Oil	3,400	195,738
Nexen	21,800	492,026
San Juan Basin Royalty Trust	16,000	288,960
		2,312,222
Healthcare - 5.2%
Aetna	5,200	144,716
Biogen Idec*	4,000	202,080
Facet Biotech*	4,700	81,263
Henry Schein*	1,600	87,856
Schering-Plough	22,800	644,100
		1,160,015
Industrials - 1.7%
Toro	1,700	67,609
Tyco International	9,200	317,216
		384,825
Information Technology - 12.8%
Affiliated Computer Services, Class A*	1,200	65,004
Avocent*	3,200	64,864
CA	11,300	248,487
CACI International*	2,140	101,158
EMC*	11,100	189,144
F5 Networks*	1,500	59,445
MasterCard, Class A	2,020	408,343
NetApp*	12,900	344,172
Novellus Systems*	8,700	182,526
QLogic*	8,300	142,760
Seagate Technology	3,000	45,630
Symantec*	16,400	270,108
Synopsys*	9,800	219,716
Xerox	9,800	75,852
Xilinx	12,500	292,750
Xyratex*	17,330	164,808
		2,874,767
Insurance - 18.2%
Alleghany*	122	31,604
AON	5,700	231,933
Arch Capital Group*	3,600	243,144
Aspen Insurance Holdings	3,300	87,351
Assurant	10,000	320,600
Axis Capital Holdings	8,800	265,584
Chubb	6,100	307,501
Cincinnati Financial	2,500	64,975
Hanover Insurance Group	6,600	272,778
Lancashire Holdings	47,300	386,280
Max Capital Group	10,200	217,974
Platinum Underwriters Holdings	23,900	856,576
Progressive*	13,900	230,462
RenaissanceRe Holdings	800	43,808
Wesco Financial Group	427	138,989
Zenith National Insurance	11,900	367,710
		4,067,269
Metals & Mining - 6.3%
Horsehead Holding*	11,170	130,912
IAMGOLD	7,900	111,706
Kinross Gold	13,500	292,950
Newmont Mining	18,800	827,576
Pan American Silver*	1,900	43,320
		1,406,464
Paper & Forest Products - 0.5%
Domtar*	758	26,697
Neenah Paper	4,500	52,965
TimberWest Forest	6,900	24,296
		103,958
Real Estate - 0.4%
Forestar Group*	3,600	61,848
Thomas Properties Group	12,700	36,703
		98,551
Utilities - 6.8%
Allegheny Energy	5,400	143,208
Calpine - Escrow Shares*	125,000	7,500
CMS Energy	21,000	281,400
Empire District Electric	4,900	88,641
Mirant*	27,100	445,253
NV Energy	29,400	340,746
TransAlta	8,500	173,390
Unisource Energy	1,400	43,050
		1,523,188

Total Common Stocks
(Cost $18,100,759)		$19,313,027

CONVERTIBLE BONDS - 3.9%	PAR
Ciena
0.250%, 05/01/2013	$225,000	$179,719
Kinross Gold
1.750%, 03/15/2028	75,000	80,719
1.750%, 03/15/2028 (a)	150,000	161,437
Maxtor
6.800%, 04/30/2010	175,000	178,281
2.375%, 08/15/2012	125,000	134,688
Symantec
0.750%, 06/15/2011	125,000	131,875
TimberWest Forest
9.000%, 02/11/2014	4,500	5,464
Total Convertible Bonds
(Cost $751,794)		$872,183

CORPORATE BONDS - 1.9%
Broadridge Financial Solutions
6.125%, 06/01/2017	$175,000	$150,745
Leucadia National
7.000%, 08/15/2013	200,000	202,250
Mohawk Industries
6.500%, 01/15/2011	75,000	77,209
Total Corporate Bonds
(Cost $386,654)		$430,204

WARRANTS - 0.0%	SHARES
Utilities - 0.0%
Mirant*
(Cost $27,363)	6,000	$11,580

SHORT-TERM INVESTMENT - 8.4%
AIM Short-Term Treasury Portfolio, 0.060%
(Cost $1,879,817)	1,879,817	$1,879,817

Total Investments - 100.5%
(Cost $21,146,387)		$22,506,811
Other Assets and Liabilities, Net - (0.5)%		$(115,816)
Total Net Assets - 100.0%		$22,390,995

* Non-income producing security.

(a) Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." As of September 30, 2009, the value of these investments was $161,437 or 0.7% of total net assets.

Summary of Fair Value Exposure

FASB Accounting Standards Codification Topic 820 ("FASB ASC 820"), Fair Value Measurements and Disclosure, requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique.  FASB ASC 820 establishes a three-tier hierarchy for inputs in measuring fair value.  Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The valuation levels are not necessarily an indication of the risk associated with investing in these securities.

As of September 30, 2009, the fund's investments were classified as follows:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$852,088	$-	$-	$852,088
Consumer Staples	1,877,919	-	-	1,877,919
Energy	2,312,222	-	-	2,312,222
Financials	6,817,581	-	-	6,817,581
Healthcare	1,160,015	-	-	1,160,015
Industrials	384,825	-	-	384,825
Information Technology	2,874,767	-	-	2,874,767
Materials	1,510,422	-	-	1,510,422
Utilities	1,527,268	-	7,500	1,534,768
Total Equity	19,317,107	-	7,500	19,324,607

Fixed Income
Convertible Bonds	-	872,183	-	872,183
Corporate Bonds	-	430,204	-	430,204
Total Fixed Income	-	1,302,387	-	1,302,387

Short-Term Investments	1,879,817	-	-	1,879,817

Total Investments	$21,196,924	$1,302,387	$7,500	$22,506,811

Other Financial Instruments*	$-	$-	$-	$-

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument (none held as of September 30, 2009).

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

		Equity-Utilities
Balance as of 12/31/2008		$5,000
Accrued discounts/ premiums		-
Realized gain (loss)		-
Change in net unrealized appreciation (depreciation)		2,500
Net purchases (sales)		-
Transfers in and/or out of Level 3		-
Balance as of 09/30/2009		$7,500

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows*:

	Capital Appreciation Fund	Opportunity Fund
Cost of investments	$28,651,124	$21,146,387

Gross unrealized appreciation	2,743,259	3,044,261
Gross unrealized depreciation	(4,936,486)	(1,683,837)
Net unrealized appreciation (depreciation)	$(2,193,227)	$1,360,424

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prospector Funds, Inc.

By (Signature and Title)  /s/ John D. Gillespie
                                                                  John D. Gillespie, President

Date November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ John D. Gillespie
                                                                 John D. Gillespie, President

Date November 25, 2009

By (Signature and Title) /s/ Peter N. Perugini
                                                                 Peter N. Perugini, Treasurer

Date November 25, 2009